CONTROLLING AND NON-CONTROLLING INTERESTS IN VANTIV HOLDING (Details) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended					3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended		9 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended				9 Months Ended			1 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2009	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Mar. 21, 2012	Dec. 31, 2011 Fifth Third	Mar. 21, 2012 Common Stock	Sep. 30, 2012 Vantiv Holding	Sep. 30, 2011 Vantiv Holding	Dec. 31, 2009 Vantiv Holding	Sep. 30, 2012 Vantiv Holding	Sep. 30, 2011 Vantiv Holding	Dec. 31, 2011 Vantiv Holding	Dec. 31, 2010 Vantiv Holding	Sep. 30, 2012 Vantiv Holding Fifth Third	Sep. 30, 2012 Vantiv Holding JPDN	Sep. 30, 2012 Vantiv Holding Vantiv, Inc.	Sep. 30, 2011 Vantiv Holding Vantiv, Inc.	Dec. 31, 2009 Vantiv Holding Vantiv, Inc.	Sep. 30, 2012 Vantiv Holding Vantiv, Inc.	Sep. 30, 2011 Vantiv Holding Vantiv, Inc.	Dec. 31, 2011 Vantiv Holding Vantiv, Inc.	Dec. 31, 2010 Vantiv Holding Vantiv, Inc.	Sep. 30, 2012 Class A Common Stock	Dec. 31, 2011 Class A Common Stock	Sep. 30, 2012 Class A Common Stock Common Stock	Sep. 30, 2012 Class A Common Stock Vantiv Holding	Sep. 30, 2012 Class A Common Stock Vantiv Holding Vantiv, Inc.	Mar. 31, 2012 Fifth Third Class A Common Stock Vantiv Holding
Controlling and non-controlling interests in Vantiv Holding
Conversion ratio for conversion of units into common stock								1		1
Changes in units and related ownership interest
Opening balance (in units)														100,000,000				48,933,182	136,363				50,930,455								128,688,231
Opening percentage of ownership by parent														50.93%
Opening percentage of ownership, non-controlling interest									48.93%									48.93%	0.14%
Recapitalization transactions:
Incremental units as a result of split (in shares)														75,760,489				37,072,018	103,309				38,585,162
JPDN exchange for Class A common stock (in shares)																			239,672				239,672
IPO transactions:
Issuance of Class A common stock to public (in shares)														29,412,000									31,498,064
Purchase of shares in subsidiary by the entity (in shares)																																2,086,064
Issuance of Class A common stock under equity plan (in shares)														8,716,141									8,716,141						8,716,000
Equity plan activity						89,515,617	89,515,617																				128,688,231	89,515,617		1,281,263	1,281,263
Closing balance (in units)											212,607,367			212,607,367		100,000,000		83,919,136							50,930,455						128,688,231
Closing percentage of ownership by parent											60.53%			60.53%		50.93%
Closing percentage of ownership, non-controlling interest									48.93%									39.47%	0.00%
Adjustment to net assets attributable to non-controlling interest as a result of change in ownership interest											$ 105,100,000			$ 105,100,000
Reconciliation of net income (loss) attributable to non-controlling interests
Net income	48,639,000	28,683,000	14,587,000	53,289,000	45,043,000	84,810,000	54,917,000
Items not allocable to non-controlling interests:
Miscellaneous expenses	0			0																	0	13,000		156,000	61,000	79,000
Vantiv, Inc. income tax expense	20,895,000	11,532,000	(191,000)	22,848,000	14,083,000	32,309,000	(956,000)													13,114,000	6,033,000	(934,000)	2,556,000	4,763,000	13,310,000	7,800,000
Net income (loss) attributable to Vantiv Holding	24,264,000	11,648,000		28,856,000	20,527,000						61,753,000	34,716,000	34,090,000	55,845,000	49,962,000	98,981,000	67,096,000
Net income attributable to non-controlling interest	$ 24,375,000	$ 17,035,000	$ 16,728,000	$ 24,433,000	$ 24,516,000	$ 48,570,000	$ 32,924,000				$ 24,375,000	$ 17,035,000	$ 16,728,000	$ 24,433,000	$ 24,516,000	$ 48,570,000	$ 32,924,000